Stockholders’ equity	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Stockholders’ equity

9. Stockholders’ equity:

The holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company’s ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation. The Company’s common stock has no par value per common stock.

(a)	Common stock issuances:

There were no stock issuances during the quarter ended September 30, 2023 and 2022.

(b)	Normal Course Issuer Bid:

During the year ended December 31, 2022, the Company filed a Notice of Intention to Make a Normal Course Issuer Bid (the “Notice of Intention”) with the TSX Venture Exchange (“TSX-V”) on September 15, 2022. Upon receiving approval from the TSX-V, effective September 16, 2022, the Company commenced a normal course issuer bid (“NCIB”), whereby the Company may purchase for cancellation up to 6,579,074 shares, being 5% of the issued and outstanding shares as of such date. Any purchases under the NCIB will be made on the open market through the facilities of the TSX-V or alternative Canadian trading systems. Purchases will be made at market prices of the shares at the time of acquisition.

Purchases under the NCIB may commence as of September 16, 2022, and expired on September 14, 2023.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

9. Stockholders’ equity: (Continued)

(b)	Normal Course Issuer Bid: (Continued)

The normal course issuer bid was conducted through Kidoz Inc’s broker Research Capital Corporation. The purchase and payment of the common shares were made in accordance with the requirements of the TSX-V and applicable securities laws. The actual number of common shares purchased, timing of purchases and share price depended upon market conditions at the time and securities law requirements. All common shares acquired were returned to treasury and cancelled.

The purchase of and payment for the shares were made in accordance with the requirements of the TSX-V and applicable securities laws. The actual number of shares purchased, timing of purchases and share price depended upon market conditions at the time and securities law requirements. All shares acquired pursuant to the NCIB were returned to treasury and cancelled.

During the year ended December 31, 2022, 275,000 shares were acquired pursuant to the NCIB in effect, at an aggregate cost of $87,778. During the year ended December 31, 2022, 233,500 shares were cancelled.

During the quarter ended March 31, 2023, 43,500 shares which were acquired, pursuant to the NCIB in effect, at an aggregate cost of $12,310, were cancelled.

(c)	Warrants

A summary of warrant activity for the quarter ended September 30, 2023 are as follows:

	Number of warrants	Exercise price	Expiry date
Outstanding, December 31, 2022	230,000	CAD$0.98	April 3, 2023

Granted	-	-
Expired unexercised	(230,000)	CAD$0.98

Outstanding September 30, 2023	-	-

During the quarter ended June 30, 2023, the warrants expired unexercised and a gain on derivative liability - warrants of $51 (Fiscal 2022 - $23,314) and the derivative liability – warrants value reduced to nil (December 31, 2022 - $51) with the following assumptions:

	September 30, 2023	December 31, 2022
Exercise price	CAD$0.98	CAD$0.98
Stock price	CAD$0.25	CAD$0.35
Expected term	3 days	0.25 years
Expected dividend yield	-	-
Expected stock price volatility	97.90%	77.46%
Risk-free interest rate	3.12%	3.55%

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

9. Stockholders’ equity: (Continued)

(d)	Stock option plans:

2015 stock option plan

In the year ended December 31, 2015, the shareholders approved the 2015 stock option plan and the 1999, 2001 and the 2005 plans were discontinued. The 2015 stock option plan is intended to provide incentive to employees, directors, advisors and consultants of the Company to encourage proprietary interest in the Company, to encourage such employees to remain in the employ of the Company or such directors, advisors and consultants to remain in the service of the Company, and to attract new employees, directors, advisors and consultants with outstanding qualifications. The maximum number of shares issuable under the Plan shall not exceed 10% of the number of Shares of the Company issued and outstanding as of each Award Date unless shareholder approval is obtained in advance. The Board of Directors determines the terms of the options granted, including the number of options granted, the exercise price and their vesting schedule. The maximum term possible is 10 years. Under the amended 2015 plan we have reserved 10% of the number of Shares of the Company issued and outstanding as of each Award Date.

During the quarter ended March 31, 2023, the Company granted 2,550,000 options at CAD$0.50 ($0.40). During the quarter ended June 30, 2023, 1,988,000 options expired unexercised. During the quarter ended September 30, 2023, 330,000 options were cancelled.

During the quarter ended March 31, 2022, the Company granted 1,885,000 options at CAD$0.30 ($0.22)

	Number of options	Weighted average exercise price
Outstanding, December 31, 2021	6,870,150	$0.48

Granted	2,550,000	0.40
Expired	(506,150)	(0.40)
Cancelled	(285,600)	(0.48)

Outstanding, December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.30
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.43)

Outstanding September 30, 2023	8,066,000	$0.38

The aggregate intrinsic value for options as of September 30, 2023 was $nil (December 31, 2022 - $nil).

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended September 30, 2023 and 2022

(Unaudited)

9. Stockholders’ equity: (Continued)

(d)	Stock option plans: (Continued)

The following table summarizes information concerning outstanding and exercisable stock options at September 30, 2023:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.30	1,845,000	258,300	February 21, 2028
CAD$0.45	1,930,400	1,182,248	June 30, 2025
CAD$0.50	789,600	527,100	February 1, 2026
CAD$0.50	2,295,000	872,100	February 1, 2027
CAD$0.66	200,000	104,000	July 12, 2026
CAD$1.02	1,006,000	586,000	April 6, 2026
	8,066,000	3,529,748

During the quarter ended September 30, 2023, the Company recorded stock-based compensation of $135,867 on the options granted and vested (September 30, 2022 – $181,129) and as per the Black-Scholes option-pricing model, with a weighted average fair value per option grant of $0.28 (September 30, 2022 - $0.31).